PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 11,477	$ 9,531
Less: accumulated depreciation and amortization	7,214	6,326
Total property and equipment, net	4,263	3,205
Depreciation expense	1,897	1,416	$ 893
Office and Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	7,021	6,780
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	587	554
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,912	1,737
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,957	$ 460